Putnam
Diversified
Income
Trust II

SEMIANNUAL REPORT
September 30, 1996

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* "Putnam Diversified Income Trust II's flexible strategy allows us to capitalize on investment opportunities in a broad range of fixed-income sectors while limiting the fund's exposure to sectors that are underperforming."

                           -- Neil J. Powers, Lead Fund Manager

* "Recent years' bond markets clearly illustrate the advantage of the mixed portfolio strategy. This year, the U.S. investment-grade sectors have lost money...major European markets have been lackluster...emerging markets have done well...and domestic high-yield issues have soared..."

                 -- Morningstar Mutual Funds, September 13, 1996

      CONTENTS
 4    Report from Putnam Management
 9    Fund performance summary
12    Portfolio holdings
25    Financial statements



(copyright) Karsh, Ottawa

[PHOTO OF GEORGE PUTNAM OMITTED]

From the Chairman

Dear Shareholder:

During the six months ended September 30, 1996, Putnam Diversified Income Trust II's trisector approach to portfolio management demonstrated the value of diversification across a wide spectrum of the world's bond markets.

The U.S. high-yield bond market was the beneficiary of continued economic strength, and the growth-oriented companies represented in the fund's high-yield sector were among the best performing. The international bond sector's focus on peripheral European, Anglo, and emerging markets likewise proved advantageous. Even within the less vibrant U.S. government sector, a shift in emphasis to mortgage-backed securities away from Treasuries made a positive contribution.

In the following report, your fund's managers comment in depth about the first half of fiscal 1996's performance and about the prospects for the second half.

I am pleased to announce that Neil Powers, a 10-year Putnam fixed-income analyst and a member of the fund's management team since
1992, has been elevated to lead manager.

Respectfully yours,

/S/George Putnam

George Putnam

Chairman of the Trustees

November 20, 1996



Report from the Fund Managers
Neil J. Powers, lead manager
Jennifer E. Leichter
D. William Kohli
Michael Martino
Mark J. Siegel

Although Putnam Diversified Income Trust II is a relative newcomer to the multisector fund universe, it handled the recent bond market turbulence with the composure of a seasoned veteran. Through much of the semiannual period ended September 30, 1996, U.S. economic growth remained firm, fueling continued growth in corporate earnings. However, because the economy continued to grow at a faster-than-expected pace, investors' fears of inflation lingered, producing an unfriendly environment for U.S. Treasury securities.

Amid this uncertain environment, your fund provided exactly what it is designed to deliver: a diversified investment strategy that enables it to capitalize on thriving sectors of the bond markets regardless of interest-rate trends. Our strategy of focusing on corporate (high-yield and investment-grade) and international bonds, and de-emphasizing U.S. government securities, was essential to the fund's solid performance. Complete performance information appears on pages 9 and 10.

*GROWTH COMPANIES PROPEL THE HIGH-YIELD SECTOR

From the start of the period, we concentrated the fund's high-yield holdings in growth-oriented companies in telecommunications and other media such as television and radio. Shortly before your fund commenced operations in February 1996, Congress passed legislation to deregulate the telecommunications and broadcasting industries. The new telecommunications law loosened restrictions on radio stations, cable television, and long-distance telephone service. In practical terms, this legislation allows a single company to offer services in more than one of these areas (for example, a telephone company may provide cable television service) or to own more than one provider of a particular service in a certain region (a company may own several radio stations in one city).

Among the fund's holdings, MFS Communications, Teleport, and Brooks Fiber Properties, three competitive local exchange carriers, were among the portfolio's strongest performers during the period. Each of these companies issues high-yield securities to help finance the construction of the fiber-optic network required to attract corporate customers and compete with larger telephone service providers. While these securities and others discussed in this report were viewed favorably during the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Elsewhere in the high-yield sector, the fund prospered from its investments in the banking industry. First Nationwide Holdings, one of the fund's key holdings, merged with California Federal Bank during the period; the consolidation gave the newly merged company a substantial share of the California banking market. Among thrift banks, which make up a large portion of the banks that issue high-yield securities, Chevy Chase Savings Bank and Berkeley Federal Bank also contributed to the fund's performance.

[GRAPHIC OMITTED: horizontal bar chart TOP 5 COUNTRY ALLOCATIONS,
9/30/96*]

(international sector)

Canada                4.7%

Germany               3.6%

United Kingdom        2.5%

Italy                 2.5%

Mexico                1.7%

Footnote reads:
*Based on net assets as of 9/30/96. Allocations will vary over time.



*AN EMPHASIS ON PERIPHERAL EUROPE

The fund's investments in international bonds also boosted its performance during the period. While international bond markets generally delivered positive returns, our emphasis on country selection and currency management, rather than on duration management, allowed the fund to derive solid returns from its international holdings.

In the early months of the fund's existence, we emphasized bonds in higher-yielding European markets, particularly those of Italy and Spain, rather than the core market. Since then, these and most other European countries have focused their efforts on reining in fiscal budgets in order to gain acceptance into the European Monetary Union
(EMU), which intends to create a single currency to be used among member nations. As a result of these efforts, Italy, Spain, Sweden, and Finland have driven down both inflation and bond yields. As yields declined, the fund's holdings in these markets benefited from price appreciation.

A similar trend took place among markets in Canada and Australia. Here, yields at the outset of the fiscal period were considerably higher than those in the United States. Interest rates have fallen considerably since then, narrowing the yield spreads relative to U.S. Treasuries.

Our currency strategy involved hedging international bonds back to the U.S. dollar in an effort to protect the fund's value from losses due to currency fluctuations. This strategy proved particularly beneficial as several European currencies declined in value against the dollar. We underweighted the yen and deutschemark and capitalized on other currency movements as European nations struggled to be eligible for inclusion in the EMU.

*MORTGAGE-BACKED GOVERNMENT SECURITIES OFFER OPPORTUNITIES

In the U.S. government securities market, our emphasis from the start has been in mortgage-backed securities. These securities began to outperform Treasuries early in 1996 as the rally that propelled the bond market through 1995 reversed course. At the time we first purchased the fund's mortgage-backed holdings, yields on mortgage-backed securities were significantly above those of comparable Treasuries.



TOP THREE HOLDINGS PER SECTOR*

HIGH-YIELD BONDS                 MARKET VALUE        PERCENTAGE
Guess Jeans, Inc. 9.5%, 2003       $  661,375             1.04%
Metrocall, Inc. 10.375%, 2007         581,000             0.91
Coinmach Corp. 11.75%, 2005           535,000             0.84
FOREIGN BONDS
Germany (Federal Republic of)
5.25%, 2001                         1,251,279             1.96
Italy (Government of) 9.5%, 2001    1,179,286             1.85
United Kingdom Treasury notes
7%, 2001                              896,229             1.40
U.S. GOVERNMENT OBLIGATIONS
GNMAs 7.5%, 2025-2026               2,615,604             4.10
U.S. Treasury notes 7%, 2006        2,281,443             3.57
GNMAs 7%, 2026                      1,601,407             2.51

Footnote reads:
 *Based on net assets as of 9/30/96. Portfolio holdings will vary over time.


As the year progressed, yields on Treasuries remained within a limited range. As a result, the yield spread on mortgage-backed securities relative to Treasuries narrowed, approaching the historical average of one percentage point, and mortgage-backed securities offered greater price appreciation and higher income than Treasuries.

*OUTLOOK: MODERATE ECONOMIC CONDITIONS MAY ENDURE

In our view, the second half of the fund's fiscal year may offer the same economic conditions that have prevailed since the fund's inception: moderate economic growth, low inflation, and interest rates that move within a relatively limited range. For this reason, we anticipate that the sectors and securities that have served the fund well in recent months will continue to do so into the early part of calendar 1997. In the event that economic growth slows, we have positioned the fund to capitalize on the decline in interest rates that will likely occur.

We plan to maintain the fund's considerable weighting in high-yield securities to take advantage of the atmosphere of robust corporate earnings and allow the fund to grow while interest rates remain stable.

Among international bond markets, we will continue to invest in countries whose rates of inflation are declining. We will also look to take advantage of European markets as progress toward the EMU creates opportunities.

If, as some economists predict, the rate of U.S. economic growth begins to slow in the coming months, interest rates will likely decline once again. For this reason, we will maintain a longer-than-average portfolio duration to enable the fund to participate in any corresponding price appreciation among government bonds.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/96, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure principal, which will fluctuate, it does guarantee that the fund's government backed holdings will make timely payments of interest and principal. Mortgage-backed securities may be subject to prepayment risk. Foreign investments are subject to certain risks, such as currency fluctuations, economic instability and political developments, that are not present with domestic investments. The lower credit ratings of high-yield corporate and municipal bonds reflect a greater possibility that adverse changes in the economy or their issuers may affect the fund's ability to pay principal and interest on the bonds.



Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Diversified Income Trust II is designed for investors seeking high current income consistent with capital preservation through U.S. government, high-yield, and international fixed-income securities.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 9/30/96
                        Class A         Class B          Class M
(inception date)       (2/26/96)       (2/26/96)        (2/26/96)
                    NAV       POP     NAV     CDSC    NAV      POP
-------------------------------------------------------------------
6 months           5.18%     0.15%   4.78%   -0.22%  5.04%    1.65%
-------------------------------------------------------------------
Life of class      4.16     -0.74    3.68    -1.32   4.01     0.58
-------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/96
                             Salomon Bros.
               Lehman Bros.     Non-U.S.    First Boston   Consumer
                Aggregate     World Govt.    High Yield      Price
               Bond Index     Bond Index       Index        Index
-------------------------------------------------------------------
6 months          2.43%         3.67%          5.39%        1.35%
-------------------------------------------------------------------
Life of fund      1.72          3.93           5.10         1.87
-------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 4.75% maximum sales charge for class A shares and 3.25% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%. Performance data reflect an expense limitation currently in effect. Without the expense limitation, total returns would have been lower.



PRICE AND DISTRIBUTION INFORMATION
6 months ended 9/30/96
                                  Class A      Class B      Class M
--------------------------------------------------------------------
Distributions (number)               6            6            6
--------------------------------------------------------------------
Income                          $0.294786     $0.262783   $0.284112
--------------------------------------------------------------------
Capital gains                          --            --          --
--------------------------------------------------------------------
  Total                         $0.294786     $0.262783   $0.284112
--------------------------------------------------------------------
Share value:                  NAV      POP     NAV     NAV      POP
--------------------------------------------------------------------
3/31/96                     $8.38    $8.80   $8.38   $8.38    $8.66
--------------------------------------------------------------------
9/30/96                      8.51     8.93    8.51    8.51     8.80
--------------------------------------------------------------------
Current dividend rate1       7.24%    6.90%   6.50%   7.00%    6.77%
--------------------------------------------------------------------
Current 30-day SEC yield2    7.13     6.79    6.36    6.87     6.65
--------------------------------------------------------------------

1Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2Based on investment income, calculated using SEC guidelines.

TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.



COMPARATIVE BENCHMARKS

Lehman Brothers Aggregate Bond Index* is composed of securities from Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

Salomon Brothers Non-U.S. World Government Bond Index* is a market capitalization-weighted benchmark that tracks the performance of the government bond markets tracked by the Salomon Brothers World
Government Bond Index, excluding the United States.

First Boston High Yield Index* is an unmanaged index of lower-rated, higher-yielding U.S. corporate bonds. It includes over 180 issues with an average maturity range of 7 to 10 years.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Portfolio of investments owned
September 30, 1996 (Unaudited)

CORPORATE BONDS AND NOTES  (56.7%) *
PRINCIPAL AMOUNT
VALUE

Advertising  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          $25,000  Adams Outdoor Advertising sr. notes 10 3/4s, 2006                                                26,125
          125,000  Lamar Advertising Co. sr. secd. notes 11s, 2003                                                 130,938
          100,000  Universal Outdoor, Inc. sub. deb. 11s, 2003                                                     112,000
           38,000  Universal Outdoor, Inc. sr. notes stepped-coupon zero %
                   (14s, 7/1/99), 2004 ++                                                                           33,060
                                                                                                                ----------
                                                                                                                   302,123

Aerospace and Defense  (1.7%)
--------------------------------------------------------------------------------------------------------------------------
          450,000  Alliant Techsystems, Inc. sr. sub. notes 11 3/4s, 2003                                          487,114
           50,000  Coltec Industries, Inc. sr. notes 9 3/4s, 1999                                                   51,750
           50,000  Howmet Corp. sr. sub. notes 10s, 2003                                                            53,750
           95,000  K & F Industries, Inc. 144A sr. sub. notes 10 3/8s, 2004                                         98,325
           80,000  Lockheed Martin Corp. company guaranty 7 1/4s, 2006                                              80,018
           90,000  Moog Inc. sr. sub. notes Ser. B, 10s, 2006                                                       90,450
          215,000  UNC, Inc. 144A sr. sub. notes 11s, 2006                                                         225,750
                                                                                                                ----------
                                                                                                                 1,087,157

Agriculture  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          250,000  Agco Corp. sr. sub. notes 8 1/2s, 2006                                                          250,000
          450,000  PMI Holdings Corp. sub. disc. deb. stepped-coupon
                   Ser. B, zero % (11 1/2s, 9/1/00), 2005 ++                                                       274,500
                                                                                                                ----------
                                                                                                                   524,500

Airlines  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
           40,000  Greenwich Air Services, Inc. sr. notes 10 1/2s, 2006                                             41,100

Automobiles  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
           80,000  Daimler-Benz med. term notes 7 3/8s, 2006                                                        80,696

Automotive Parts  (1.6%)
--------------------------------------------------------------------------------------------------------------------------
          260,000  A.P.S. Inc. company guaranty 11 7/8s, 2006                                                      276,900
          100,000  Delco Remy International, Inc. 144A sr. sub. notes 10 5/8s, 2006                                102,500
          100,000  Harvard Indsutries Inc. sr. notes 11 1/8s, 2005                                                  93,750
          100,000  Key Plastics Corp. sr. notes 14s, 1999                                                          103,000
           90,000  Lear Corp. sub. notes 9 1/2s, 2006                                                               93,150
          415,000  MCII Holding, Inc. bonds zero % (15s, 12/1/99), 2002 ++                                         336,150
           25,000  Speedy Muffler King, Inc. company guaranty 10 7/8s, 2006                                         25,656
                                                                                                                ----------
                                                                                                                 1,031,106

Banks  (2.2%)
--------------------------------------------------------------------------------------------------------------------------
           90,000  ABN Ambro Bank N.V. sub. notes 7.55s, 2006 (Netherlands)                                         91,690
           40,000  Advanta National Bank sr. notes 7.02s, 2001                                                      39,615
          500,000  Bancomext Trust Division 144A bank guaranteed deb. 11 1/4s, 2006 (Mexico)                       524,375
           50,000  Banponce Financial Corp. med. term notes 6 3/4s, 2001                                            49,421
           55,000  Berkeley Federal Bank & Trust sub. deb. 12s, 2005                                                59,975
          170,000  Chevy Chase Savings Bank Inc. sub. deb. 9 1/4s, 2005                                            173,825
          250,000  First Nationwide Holdings 144A sr. sub. notes 10 5/8s, 2003                                     261,250
           25,000  First Nationwide Holdings sr. sub. notes 9 1/8s, 2003                                            24,563
           60,000  First Union Corp. sub. notes 7s, 2006                                                            58,405
           95,000  Merita Bank Ltd. sub. notes 6 1/2s, 2006 (Finland)                                               88,683
           35,000  Nationsbank Corp. sr. notes 7s, 2003                                                             34,818
                                                                                                                ----------
                                                                                                                 1,406,620

Basic Industrial Products  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          275,000  Clark-Schwebel sr. notes 10 1/2s, 2006                                                          287,375

Broadcasting  (4.6%)
--------------------------------------------------------------------------------------------------------------------------
          100,000  Allbritton Communications sr. sub. deb. Ser. B, 9 3/4s, 2007                                     96,750
          110,000  American Telecasting, Inc. sr. disc. notes stepped-coupon zero %
                   (14 1/2s, 8/15/00), 2005 ++                                                                      72,600
           55,000  American Telecasting, Inc. sr. disc. notes stepped-coupon zero %
                   (14 1/2s, 6/15/99), 2004 ++                                                                     250,000
                   Benedek Communications sr. disc. notes 144A stepped-coupon zero %
                   (13 1/4s, 5/15/01), 2006 ++                                                                     146,563
          235,000  Chancellor Broadcasting Co. sr. sub. notes 9 3/8s, 2004                                         232,650
           75,000  Commodore Media, Inc. sr. sub. notes stepped-coupon 7 1/2s,
                   (13 1/4s, 5/1/98), 2003 ++                                                                       77,813
          250,000  Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                          240,000
           15,000  Gray Communications System Inc. sr. sub. notes 10 5/8s, 2006                                     15,413
          200,000  Heartland Wireless Communication Inc. sr. notes 13s, 2003                                       214,000
           50,000  Heartland Wireless Communication Inc.144A sr. notes 13s, 2003                                    53,500
          250,000  Jacor Communications, Inc. sr. sub. notes 10 1/8s, 2006                                         257,500
          160,000  Net Sat Servicos Ltd. 144A sr. notes 12 3/4s, 2004 (Brazil)                                     170,000
          225,000  Park Broadcasting, Inc. 144A sr. notes 11 3/4s, 2006                                            257,063
          225,000  Paxson Communications Corp. 144A sr. sub. notes 11 5/8s, 2002                                   235,125
           50,000  Pegasus Media & Communications notes Ser. B, 12 1/2s, 2005                                       53,000
          200,000  Petracom Holdings, Inc. notes stepped-coupon zero % (17 1/2s, 8/1/98), 2003 ++                  500,000
                   SFX Broadcasting, Inc. sr. sub. notes Ser. B, 10 3/4s, 2006                                     520,000
          100,000  Wireless One, Inc. sr. notes 13s, 2003                                                          103,500
                                                                                                                ----------
                                                                                                                 2,956,702

Building Products  (1.9%)
--------------------------------------------------------------------------------------------------------------------------
          145,000  Cemex S.A. 144A bonds 12 3/4s, 2006 (Mexico)                                                    158,050
          300,000  Southdown Inc. sr. sub. notes Ser. B, 10s, 2006                                                 303,000
          370,000  Presley Cos. sr. notes 12 1/2s, 2001                                                            359,825
          225,000  Schuller International Corp. sr. notes 10 7/8s, 2004                                            245,813
           50,000  Scotsman Group, Inc. sr. secd. notes 9 1/2s, 2000                                                50,125
          100,000  Waxman Industries Inc. sr. notes stepped-coupon Ser. B, zero %
                   (12 3/4s, 6/1/99), 2004 ++                                                                       71,000
                                                                                                                ----------
                                                                                                                 1,187,813

Business Services  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
            5,000  Bell & Howell Operating Co. bonds 9 1/4s, 2000                                                    5,075
           10,000  Corporate Express, Inc. sr. sub. notes Ser. B, 9 1/8s, 2004                                      10,000
           25,000  Iron Mountain Inc. sr. sub. notes 10 1/8s, 2006                                                  25,469
           20,000  Muzak Inc. sr. notes 10s, 2003                                                                   20,125
           35,000  Pierce Leahy Corp. sr. sub. notes 144A 11 1/8s, 2006                                             37,363
                                                                                                                ----------
                                                                                                                    98,032

Cable Television  (2.2%)
--------------------------------------------------------------------------------------------------------------------------
          255,000  Adelphia Communications Corp. sr. notes 12 1/2s, 2002                                           269,025
           50,000  Cablevision Systems Corp. sr. sub. reset deb. 10 3/4s, 2004                                      51,375
          150,000  Century Communications Corp. sr. sub. deb. 11 7/8s, 2003                                        160,500
          200,000  Charter Communications International disc. notes stepped-coupon
                   Ser. B, zero % (14s, 3/15/01), 2007 ++                                                          121,000
           50,000  Diamond Cable Communication Co. sr. disc. notes stepped-coupon zero %
                   (11 3/4s, 12/15/00), 2005 ++                                                                     32,250
          400,000  Jones Intercable, Inc. sr. sub. deb. 10 1/2s, 2008                                              424,000
          110,000  Lenfest Communications, Inc. sr. notes 8 3/8s, 2005                                             103,125
           10,000  Marcus Cable Co. (L.P.) sr. disc. notes stepped-coupon zero %
                   (14 1/4s, 6/15/00), 2005 ++                                                                       6,800
           10,000  Marcus Cable Co. (L.P.) sr. sub. disc. notes stepped-coupon zero %
                   (13 1/2s, 8/1/99), 2004 ++                                                                        7,800
          185,000  Telewest Communications PLC deb. stepped-coupon zero %
                   (11s, 10/1/00), 2007 (United Kingdom) ++                                                        117,475
          150,000  UIH Australia sr. disc. notes stepped-coupon Ser. B, zero %
                   (14s, 5/15/01), 2006 (Australia) ++                                                              80,250
                                                                                                                ----------
                                                                                                                 1,373,600

Cellular Communications  (1.4%)
--------------------------------------------------------------------------------------------------------------------------
           40,000  360 Communications Co. sr. notes 7 1/2s, 2006                                                    38,883
           40,000  Airtouch Communications, Inc. notes 7 1/8s, 2001                                                 40,258
          150,000  Call-Net Enterprises sr. disc. notes stepped-coupon zero %
                   (13 1/4s, 12/1/99), 2004 ++                                                                     116,625
          200,000  Milicom International Cellular 144A sr. disc. notes stepped-coupon zero %
                   (13 1/2s, 6/01/00), 2006 (Luxembourg) ++                                                        114,250
          255,000  NEXTEL Communications, Inc. sr. disc. notes stepped-coupon zero %
                   (9 3/4s, 2/15/99), 2004 ++                                                                      150,000
                   NEXTEL Communications, Inc. sr. disc. notes stepped-coupon zero %
                   (11 1/2s, 9/1/98), 2003 ++                                                                      111,000
          300,000  Orbcomm Global Capital Corp. 144A sr. notes 14s, 2004                                           307,500
                                                                                                                ----------
                                                                                                                   892,991

Chemicals  (2.4%)
--------------------------------------------------------------------------------------------------------------------------
          200,000  Acetex Corp. sr. notes 9 3/4s, 2003 (Canada)                                                    195,000
          400,000  Arcadian Partner sr. notes 10 3/4s, 2005                                                        440,000
          500,000  G-I Holdings, Inc. sr. notes Ser. B, 10s, 2006                                                  500,000
           10,000  G-I Holdings, Inc. sr. disc. notes Ser. B, zero %, 1998                                           8,625
          200,000  IMC Fertilizer Group, Inc. deb. 9.45s, 2011                                                     214,000
           30,000  Sociedad Quimica Y Minera de Chile S.A. 144A bonds 7.7s, 2006 (Chile)                            30,113
           15,000  Texas Petrochemical 144A sr. sub. notes 11 1/8s, 2006                                            15,825
          100,000  Union Carbide Global Enterprises sr. sub. Ser. B, 12s, 2005                                     114,125
                                                                                                                ----------
                                                                                                                 1,517,688

Computer Equipment  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          250,000  Computervision Corp. sr. sub. notes 11 3/8s, 1999                                               261,875

Consumer Durable Goods  (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          275,000  International Semi-Tech. Corp. sr. secd. disc. notes stepped-coupon zero %
                   (11 1/2s, 8/15/00), 2003 (Canada) ++                                                            167,063
          200,000  Remington Products Co. LLC 144A sr. sub. notes 11s, 2006                                        202,000
                                                                                                                ----------
                                                                                                                   369,063

Consumer Non Durable Goods  (0%)
--------------------------------------------------------------------------------------------------------------------------
           30,000  E&S Holdings Corp. 144A sr. sub. notes 10 3/8s, 2006                                             30,525

Consumer Services  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          500,000  Coinmach Corp. sr. notes Ser. B, 11 3/4s, 2005                                                  535,000

Containers  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
           30,000  Ivex Packaging Corp. sr. sub. notes 12 1/2s, 2002                                                31,650
           20,000  Printpack, Inc. 144A sr. notes 10 5/8s, 2006                                                     20,600
           35,000  Printpack, Inc. 144A sr. notes 9 7/8s, 2004                                                      35,788
                                                                                                                ----------
                                                                                                                    88,038

Electric Utilities  (1.2%)
--------------------------------------------------------------------------------------------------------------------------
           25,000  Commonwealth Edison Co. 1st mtge. 7s, 2005                                                       24,213
           25,000  Connecticut Light & Power 1st mtge. 7 7/8s, 2001                                                 25,110
           35,000  Connecticut Yankee 1st mtge. Ser. A, 12s, 2000                                                   35,954
          100,000  El Paso Electric Co. 1st mtge. Ser. E, 9.4s, 2011                                               103,000
           75,000  El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                                              74,241
           25,000  Hidroelectric Pierda Aguila 144A bonds 10 5/8s, 2001 (Argentina)                                 25,125
          165,000  Midland Funding Corp. deb. Ser. A, 11 3/4s, 2005                                                177,776
           10,000  Niagara Mohawk Power Corp. med. term notes 9.99s, 2004                                            9,400
          250,000  Niagara Mohawk Power 1st mtge. 5 7/8s, 2002                                                     214,873
           25,000  Ohio Edison Co. 1st mtge. 8 1/4s, 2002                                                           26,079
           50,000  Southern California Edison 1st ref. mtge. 5 7/8s, 2004                                           46,282
                                                                                                                ----------
                                                                                                                   762,053

Energy-Related  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          250,000  Calpine Corp. 144A sr. notes 10 1/2s, 2006                                                      251,250

Entertainment  (1.4%)
--------------------------------------------------------------------------------------------------------------------------
          265,000  Guitar Center Management 144A sr. notes 11s, 2006                                               277,588
          250,000  Premier Parks, Inc. sr. notes Ser. A, 12s, 2003                                                 267,500
           15,000  Six Flags Corp. sr. sub. notes stepped-coupon zero %
                   (12 1/4s, 6/15/98), 2005 ++                                                                      13,163
           30,000  Time Warner Entertainment Co. deb. 7 1/4s, 2008                                                  28,449
           40,000  Time Warner Inc. notes 8 7/8s, 2012                                                              42,542
            5,000  Time Warner, Inc. deb. 9.15s, 2023                                                                5,275
          250,000  Trump Holdings & Funding Corp. sr. notes 15 1/2s, 2005                                          290,000
                                                                                                                ----------
                                                                                                                   924,517

Enviromental Control  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
           45,000  WMX Technologies Inc. notes 7.1s, 2026                                                           45,594

Finance  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          140,000  Ford Motor Credit Corp. sr. notes 7s, 2001                                                      140,788
           35,000  Ocwen Financial Corp. notes 11 7/8s, 2003                                                        36,663
          100,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                                  102,867
                                                                                                                ----------
                                                                                                                   280,318

Financial Services  (1.1%)
--------------------------------------------------------------------------------------------------------------------------
           50,000  AIM Management Group sr. secd. notes 9s, 2003                                                    51,500
          265,000  Contifinacial Corp. sr. notes 8 3/8s, 2003                                                      264,338
          300,000  Keystone Group, Inc. sr. secd. notes 9 3/4s, 2003                                               321,000
           70,000  Merrill Lynch & Co., Inc. notes 6s, 2001                                                         67,665
           25,000  Primark Corp. sr. notes 8 3/4s, 2000                                                             25,094
                                                                                                                ----------
                                                                                                                   729,597

Food Chains  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
          225,000  Fleming Cos., Inc. sr. notes 10 5/8s, 2001                                                      221,063
           50,000  Kroger Co. sr. notes 8.15s, 2006                                                                 50,814
          200,000  Ralphs Grocery sr. notes 10.45s, 2004                                                           202,750
            9,000  Southland Corp. 1st priority sr. sub. deb. 5s, 2003                                               7,065
          150,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                       110,625
           25,000  Stater Brothers sr. notes 11s, 2001                                                              26,500
                                                                                                                ----------
                                                                                                                   618,817

Gaming  (4.5%)
--------------------------------------------------------------------------------------------------------------------------
          250,000  Alliance Gaming Corp. sr. notes 12 7/8s, 2003                                                   258,750
          230,000  Argosy Gaming Co. 144A 1st. mtge. 13 1/4s, 2004                                                 228,850
           45,000  Casino America, Inc. sr. notes 12 1/2s, 2003                                                     47,081
           50,000  Casino Magic Corp. 144A 1st mtge. 13s, 2003                                                      50,750
          260,000  Coast Hotels & Casino company guaranty Ser. B, 13s, 2002                                        281,450
          350,000  Colorado Gaming & Entertainment Co. sr. notes 12s, 2003 (2 double daggers)                      336,000
          250,000  Empress River Casino sr. notes 10 3/4s, 2002                                                    267,500
          150,000  Grand Casinos, Inc. 1st mtge. 10 1/8s, 2003                                                     147,563
           75,000  Harveys Casino Resorts sr. sub. notes 10 5/8s, 2006                                              78,375
          350,000  Hollywood Casino Corp. sr. notes 12 3/4s, 2003                                                  346,500
          150,000  Lady Luck Gaming 1st mtge. 11 7/8s, 2001                                                        147,000
           51,000  Louisiana Casino Cruises Corp. 1st mtge. 11 1/2s, 1998                                           41,310
          250,000  Mohegan Tribal Gaming Auth. Rev. Bonds, Ser. B, 13 1/2s, 2002                                   312,500
          250,000  Trump A.C. 1st. mtge. 11 1/4s, 2006                                                             246,250
           50,000  Showboat Marina Casino 1st mtge. Ser. B, 13 1/2s, 2003                                           54,250
                                                                                                                ----------
                                                                                                                 2,844,129

Health Care  (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          500,000  Ivac Corp. sr. notes 9 1/4s, 2002                                                               506,250
           80,000  Manor Care, Inc. sr. notes 7 1/2s, 2006                                                          80,284
          100,000  Quorum Health Group, Inc. sr. sub. notes 8 3/4s, 2005                                           100,250
           85,000  Paracelsus Healthcare sr. sub. notes 10s, 2006                                                   87,975
          100,000  Tenet Healthcare Corp. sr. sub. notes 10 1/8s, 2005                                             108,500
           75,000  Tenet Healthcare Corp. sr. notes 8 5/8s, 2003                                                    78,000
                                                                                                                ----------
                                                                                                                   961,259

Household Products  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
           50,000  Ekco Group Inc. sr. notes Ser. B, 9 1/4s, 2006                                                   48,000

Insurance  (1.3%)
--------------------------------------------------------------------------------------------------------------------------
           95,000  Aegon N.V. sub. notes 8s, 2006 (Netherlands)                                                     99,353
          200,000  American Life Holding Co. sr. sub. notes 11 1/4s, 2004                                          224,500
           70,000  Conseco Inc. sr. notes 10 1/2s, 2004                                                             80,839
           75,000  Reliance Group Holdings, Inc. sr. notes 9s, 2000                                                 75,750
          300,000  Reliance Group Holdings, Inc. sr. sub. deb. 9 3/4s, 2003                                        303,000
           35,000  Sampoerna International Finance Co. 144A company guaranty
                   8 3/8s, 2006 (Indonesia)                                                                         35,497
           40,000  Travelers Group, Inc. sr. notes 7 3/4s, 2026                                                     39,771
                                                                                                                ----------
                                                                                                                   858,710

Lodging  (0.5%)
--------------------------------------------------------------------------------------------------------------------------
          300,000  Host Marriott Corp. sr. notes Ser. B, 9 1/2s, 2005                                              301,500

Medical Supplies and Devices  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          175,000  Dade International, Inc. 144A sr. sub. notes 11 1/8s, 2006                                      187,250
           60,000  Wright Medical Technology, Inc. sr. secd. notes Ser. B, 10 3/4s, 2000                            59,850
                                                                                                                ----------
                                                                                                                   247,100

Metals and Mining  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          195,000  Renco Metals, Inc. sr. notes 11 1/2s, 2003                                                      203,288
           50,000  Royal Oak Mines, Inc. 144A sr. sub. notes 11s, 2006 (Canada)                                     51,188

                                                                                                                   254,476

Motion Picture Distribution  (0.6%)
--------------------------------------------------------------------------------------------------------------------------
          250,000  Act III Theatres, Inc. sr. sub. notes 11 7/8s, 2003                                             273,750
           95,000  Cinemark USA, Inc. 144A sr. sub. notes 9 5/8s, 2008                                              95,000
                                                                                                                ----------
                                                                                                                   368,750
Office Equipment  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          250,000  United Stationer Supply, Inc. sr. sub. notes 12 3/4s, 2005                                      270,000

Oil and Gas  (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          100,000  Benton Oil & Gas Corp. sr. notes 11 5/8s, 2003                                                  108,250
           25,000  Chesapeake Energy Corp. sr. notes 10 1/2s, 2002                                                  26,438
          100,000  Chesapeake Energy Corp. sr. notes 9 1/8s, 2006                                                   98,750
           15,000  Citgo Petroleum Corp. sr. notes 7 7/8s, 2006                                                     15,012
           20,000  Cliffs Drilling Co. company guaranty Ser. B, 10 1/4s, 2003                                       20,800
           95,000  Flores & Rucks, Inc. sr. notes 13 1/2s, 2004                                                    111,625
           35,000  Flores & Rucks, Inc. sr. sub. notes 9 3/4s, 2006                                                 35,438
           50,000  Gulf Canada Resources Ltd. sr. notes 8.35s, 2006 (Canada)                                        49,438
           50,000  Lasmo (USA) Inc. company guaranty 7 1/2s, 2006                                                   50,353
           15,000  Maxus Energy Corp. notes 9 3/8s, 2003                                                            15,000
           10,000  Norcen Energy Resources Inc. deb. 7 3/8s, 2006 (Canada)                                           9,884
           75,000  Plains Resources, Inc. sr. sub. notes Ser. B, 10 1/4s, 2006                                      78,000
           50,000  Transamerican Refining Corp. 1st mtge. variable rate Ser. 2, 16 1/2s,
                   (16s, 8/15/98), 2002 ++                                                                          46,000
          400,000  Transamerican Refining Corp. 1st. mtge. stepped-coupon Ser. 1, zero %
                   (18.5s, 2/15/98), 2002 ++                                                                       298,000
          255,000  Transtexas Gas Corp. sr. secd. notes 11 1/2s, 2002                                              270,938
          100,000  Triton Energy sr. sub. notes zero %, 1997                                                        92,000
                                                                                                                ----------
                                                                                                                 1,325,926

Paging  (1.0%)
--------------------------------------------------------------------------------------------------------------------------
           10,000  A+ Network Inc. sr. sub. notes 11 7/8s, 2005                                                      9,725
          485,000  Arch Communications Group sr. disc. notes stepped-coupon zero %
                   (10 7/8s, 3/15/01), 2008 ++                                                                     271,600
          225,000  Mobilemedia Corp. sr. sub. notes 9 3/8s, 2007                                                   180,000
          200,000  Pronet, Inc. sr. sub. notes 11 7/8s, 2005                                                       182,000

                                                                                                                   643,325

Paper and Forest Products  (3.4%)
--------------------------------------------------------------------------------------------------------------------------
          250,000  Buckeye Cellulose Corp. sr. sub. notes 9 1/4s, 2008                                             250,000
           50,000  Doman Industries Ltd. sr. notes 8 3/4s, 2004 (Canada)                                            46,500
          100,000  Domtar, Inc. deb. 9 1/2s, 2016 (Canada)                                                         104,500
          300,000  Florida Coast Paper LLC 144A 1st. mtge. 12 3/4s, 2003                                           323,250
          300,000  Four M Corp. 144A sr. notes 12s, 2006                                                           318,000
          200,000  Gaylord Container Corp. sr. sub. disc. deb. 12 3/4s, 2005                                       219,500
           50,000  Gaylord Container Corp. sr. notes 11 1/2s, 2001                                                  53,000
          250,000  Rainy River Forest Products sr. notes 10 3/4s, 2001 (Canada)                                    269,063
          225,000  Repap New Brunswick sr. notes 10 5/8s, 2005 (Canada)                                            226,688
          250,000  Riverwood International company gtd. sr. sub. notes  10 7/8s, 2008                              246,250
          100,000  Stone Container Corp. 144A sr. notes 11 7/8s, 2016                                              101,750
                                                                                                                ----------
                                                                                                                 2,158,501

Pharmaceuticals  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          175,000  Phar-Mor, Inc. sr. notes 11.72s, 2002                                                           181,563

Publishing  (1.5%)
--------------------------------------------------------------------------------------------------------------------------
          200,000  Affinity Group sr. sub. notes 11 1/2s, 2003                                                     206,000
          285,000  American Media Operation, Inc. sr. sub. notes 11 5/8s, 2004                                     299,963
          505,000  Marvel Holdings, Inc. sr. notes Ser. B, zero %, 1998                                            400,213
           35,000  News America Hldgs, Inc. deb. 7.7s, 2025                                                         32,716
                                                                                                                ----------
                                                                                                                   938,892

Real Estate Investment Trust  (0.2%)
--------------------------------------------------------------------------------------------------------------------------
           80,000  Rodamco N.V. notes 7.3s, 2005 (Netherlands)                                                      79,713
          125,000  Tanger Properties Ltd. Partnership guaranteed notes 8 3/4s, 2001                                124,063
                                                                                                                ----------
                                                                                                                   203,776

Recreation (-%)
--------------------------------------------------------------------------------------------------------------------------
           10,000  Cobblestone Golf Group 144A sr. notes 11 1/2s, 2003                                              10,300

Restaurants  (0.8%)
--------------------------------------------------------------------------------------------------------------------------
          500,000  FRD Acquisition 144A sr. notes 12 1/2s, 2004                                                    507,500

Retail  (2.1%)
--------------------------------------------------------------------------------------------------------------------------
          100,000  Brylane (L.P.) sr. sub. notes 10s, 2003                                                         102,250
          200,000  Federated Department Stores, Inc. sr. notes 8 1/2s, 2003                                        205,488
           25,000  Federated Department Stores Inc. sr. notes 8 1/8s, 2002                                          25,266
            5,000  Finlay Enterprises, Inc. sr. disc. deb. stepped-coupon zero %
                   (12s, 5/1/98), 2005 ++                                                                            4,100
          190,000  Finlay Enterprises, Inc. sr. notes 10 5/8s, 2003                                                192,375
           50,000  K Mart Corp. deb. 7 3/4s, 2012                                                                   38,750
          250,000  K Mart Corp. med. term notes 7.86s, 2002                                                        221,793
           25,000  Loehmanns, Inc. sr. notes 11 7/8s, 2003                                                          26,500
          250,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                      264,375
          105,000  Specialty Retailers, Inc. sr. sub. notes 11s, 2003                                              107,625
          150,000  Waban, Inc. sr. sub. notes 11s, 2004                                                            158,625
                                                                                                                ----------
                                                                                                                 1,347,147

Specialty Consumer Products  (0.4%)
--------------------------------------------------------------------------------------------------------------------------
          200,000  Apparel Retailers, Inc. deb. stepped-coupon Ser. B, zero %
                   (12 3/4s, 8/15/98), 2005 ++                                                                     176,000
           25,000  Coty Inc. gtd. sr. sub. notes 10 1/4s, 2005                                                      26,438
           50,000  Herff Jones, Inc. sr. sub. notes 11s, 2005                                                       53,000
                                                                                                                ----------
                                                                                                                   255,438

Steel  (0.3%)
--------------------------------------------------------------------------------------------------------------------------
          200,000  Ispat Mexicana, S.A. deb. 10 3/8s, 2001 (Mexico)                                                197,000

Telecommunication  (2.4%)
--------------------------------------------------------------------------------------------------------------------------
          110,000  Fonorola, Inc. sr. notes 12 1/2s, 2002 (Canada)                                                 117,700
          400,000  Hyperion Telecommunication sr. disc. notes stepped-coupon
                   Ser. B, zero % (13s, 4/15/01), 2003 ++                                                          248,000
          400,000  International Cabletel, Inc. sr. notes stepped-coupon Ser. B, zero %
                   (11 1/2s, 2/1/01), 2006 ++                                                                      240,000
          700,000  Metrocall, Inc. sr. sub. notes 10 3/8s, 2007                                                    581,000
           50,000  Omnipoint Corp. 144A sr. notes 11 5/8s, 2006                                                     52,000
            5,000  Pricellular Wireless Corp. sr. disc. notes stepped-coupon zero %
                   (12 1/4s, 10/1/98), 2003 ++                                                                       4,025
          250,000  Rogers Cantel, Inc. deb. 9 3/8s, 2008 (Canada)                                                  246,875
          100,000  Winstar Communications, Inc. 144A units stepped-coupon sr. disc. notes
                   (14s, 10/15/00), 2005 ++                                                                         56,000
                                                                                                                ----------
                                                                                                                 1,545,600

Telephone Services  (2.9%)
--------------------------------------------------------------------------------------------------------------------------
          350,000  American Communication Services, Inc. sr. disc. notes
                   stepped-coupon zero % (12 3/4s, 4/1/01), 2006 ++                                                185,500
          275,000  Brooks Fiber Propertities sr. disc. notes stepped-coupon zero %
                   (10 7/8s, 3/1/01), 2006 ++                                                                      169,125
          382,000  GST Telecommunications, Inc. company guaranty stepped-coupon zero %
                   (13 7/8s, 15/15/00), 2005 ++                                                                    207,235
          260,000  ICG Holding Inc. company guaranty stepped-coupon zero %
                   (12 1/2s, 5/1/01), 2006 ++                                                                      156,000
           50,000  ICG Holding Inc. sr. disc. notes stepped-coupon zero %
                   (13 1/2s, 9/15/00), 2005 ++                                                                      33,500
          300,000  Intermedia Communications of Florida, Inc. sr. disc. notes
                   stepped-coupon zero % (12 1/2s, 5/15/01), 2006 ++                                               187,500
           25,000  Intermedia Communications of Florida, Inc. sr. notes Ser. B, 13 1/2s, 2005                       28,620
          350,000  MFS Communications sr. disc. notes stepped-coupon zero %
                   (8 7/8s, 1/1/01), 2006 ++                                                                       245,000
           15,000  MFS Communications sr. disc. notes stepped-coupon zero %
                   (9 3/8s, 1/15/99), 2004 ++                                                                       12,600
          250,000  Nextlink Communications sr. notes 12 1/2s, 2006                                                 256,250
          625,000  Teleport Communications Group Inc. sr. disc. notes stepped-coupon
                   zero % (11 1/8s, 7/1/01), 2007 ++                                                               400,000
                                                                                                               -----------
                                                                                                                 1,881,335

Telephone Utility  (0.1%)
--------------------------------------------------------------------------------------------------------------------------
           60,000  Compania Telecom Chile notes 7 5/8s, 2006 (Chile)                                                60,361

Textiles and Apparel  (1.7%)
--------------------------------------------------------------------------------------------------------------------------
           50,000  Dominion Textile USA Inc. gtd. sr. notes 9 1/4s, 2006                                            49,750
          650,000  Guess Jeans, Inc. sr. sub. notes 9 1/2s, 2003                                                   661,375
            5,000  Polysindo Inernational Eka company guaranty 13s, 2001 (Indonesia)                                 5,550
          150,000  Polysindo International Finance company guaranty 11 3/8s, 2006 (Indonesia)                      157,875
          205,000  Tultex Corp. sr. notes 10 5/8s, 2005                                                            215,250
                                                                                                                ----------
                                                                                                                 1,089,800

Tobacco  (-%)
--------------------------------------------------------------------------------------------------------------------------
           30,000  RJR Nabisco, Inc. notes 8 3/4s, 2005                                                             29,441
                                                                                                                ----------
                   Total Corporate Bonds and Notes  (cost $33,512,372)                                          36,213,979

U.S. GOVERNMENT AND AGENCY OBLIGATIONS  (18.5%) *
PRINCIPAL AMOUNT                                                                                                     VALUE

--------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE PASS-THROUGH CERTIFICATES  (10.6%) *
--------------------------------------------------------------------------------------------------------------------------
                   Federal National Mortgage Association
       $1,435,000  8s, TBA, October 16, 2026                                                                     1,447,556
          232,800  pass-through certificates 8s, June 1, 2026                                                      234,840
          618,812  pass-through certificates 7 1/2s, July 1, 2026                                                  611,460
          271,605  7s, May 1, 2026                                                                                 262,013
                   Government National Mortgage Association
        2,648,709  7 1/2s, with various due dates from December 15, 2025 to September 15, 2026                   2,615,604
        1,663,798  7s, with various due dates from March 15, 2026 to June 15, 2026                               1,601,407
                                                                                                                ----------
                                                                                                                 6,772,880

U.S. TREASURY OBLIGATIONS  (7.9%)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
                   U.S. Treasury Bonds
          $65,000  8 1/8s, August 15, 2019                                                                          72,688
          235,000  7 7/8s, February 15, 2021                                                                       256,665
                   U.S. Treasury Notes
        1,430,000  7 1/2s, February 15, 2005                                                                     1,504,846
        2,235,000  7s, July 15, 2006                                                                             2,281,443
        1,490,000  U.S. Treasury STRIPS zero %, May 15, 2004                                                       899,975
                                                                                                                ----------
                                                                                                                 5,015,617
                                                                                                                ----------
                   Total U.S. Government and Agency Obligations  (cost $13,208,213)                             11,788,497

FOREIGN GOVERNMENT BONDS AND NOTES  (16.2%) *
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
AUD       185,000  Australia (Government of) bonds Ser. 803, 9 1/2s, 2003                                          160,875
CAD       385,000  Canada (Government of) bonds 7s, 2006 (Canada)                                                  279,859
CAD       634,000  Canada (Government of) deb. 8 3/4s, 2005                                                        518,169
CAD       770,000  Canada (Government of) deb. 7 1/2s, 2001                                                        593,756
CAD       175,000  Canada (Government of) deb. Ser. A-76, 9s, 2025                                                 147,512
DKK     4,030,000  Denmark (Government of) bonds 8s, 2003                                                          749,550
DKK     1,690,000  Denmark (Kingdom of) bonds 9s, 2000                                                             325,883
FRF     1,960,000  France Treasury bill 7s, 2000                                                                   408,713
FRF     1,160,000  France Treasury bill 4 1/2s, 1998                                                               226,717
DEM       280,000  Germany (Federal Republic of) bonds 5 7/8s, 2000                                                191,410
DEM       570,000  Germany (Federal Republic of) bonds 5 3/4s, 2000                                                387,787
DEM     1,880,000  Germany (Federal Republic of) bonds Ser. 118, 5 1/4s, 2001                                    1,251,279
DEM       355,000  Germany (Federal Republic of) bonds Ser. 96, 6 1/4s, 2006                                       235,348
DEM       350,000  Germany ( Federal Republic of) bonds 7 3/8s, 2005                                               249,820
ITL       590,000  Italy (Government of) bonds 9 1/2s, 2001                                                        410,250
ITL     1,700,000  Italy (Government of) bonds 9 1/2s, 2001                                                      1,179,286
USD        80,000  Quebec (Province of) deb. Ser. NN, 7 1/8s, 2024                                                  73,194
ESP    95,900,000  Spain (Government of) deb. 10.1s, 2001                                                          824,124
SEK     2,100,000  Sweden (Government of) bonds 10 1/4s, 2000                                                      355,975
SEK     1,900,000  Sweden (Government of) bonds 6s, 2005                                                           263,026
GBP        55,000  United Kingdom Conversion stock 9s, 2000                                                         91,780
GBP       215,000  United Kingdom Treasury bonds 8 1/2s, 2007                                                      354,990
GBP       100,000  United Kingdom Treasury notes 7 3/4s, 2006                                                      157,137
GBP       575,000  United Kingdom Treasury notes 7s, 2001                                                          896,229
                                                                                                                ----------
                   Total Foreign Government Bonds and Notes  (cost $10,724,830)                                 10,332,669

PREFERRED STOCKS  (1.3%) *
NUMBER OF SHARES                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
            1,000  California Federal Bank Ser. B, $10.625 exch. pfd.                                              110,000
            1,750  Diva Systems Corp. Ser. C, $6.00 pfd.                                                            15,313
            2,500  El Paso Electric Co., $11.40 pfd. (2 double daggers)                                            287,500
            1,000  First Nationwide Bank, $11.50 pfd.                                                              113,000
              304  Time Warner, Inc. 144A Ser. K, $10.25 pfd.                                                      319,200
                                                                                                                ----------
                   Total Preferred Stocks  (cost $811,454)                                                         845,013

UNITS  (1.2%) *
NUMBER OF UNITS                                                                                                      VALUE
--------------------------------------------------------------------------------------------------------------------------
               20  Cobblestone Holdings, Inc. 144A units zero %, 2004                                                7,900
               35  Diva Systems Corp. 144A units stepped-coupon zero % (13s, 5/15/01), 2006 ++                      19,950
              150  Fitzgerald Gaming Co. units 13s, 2002                                                           114,000
              110  Interact Systems, Inc. 144A units stepped-coupon zero % (14s, 8/1/99), 2003 ++                   75,900
               30  International Wireless Communications units zero %, 2001                                         15,900
          180,000  RSL Communications Ltd. 144A units 12 1/4s, 2006                                                182,250
               45  Sterling Chemical Holdings units stepped-coupon zero % (13 1/2s, 8/15/01), 2008 ++               26,663
              225  Terex Corp. 144A units 13 3/4s, 2002                                                            236,813
              155  Wireless One Inc. units stepped-coupon zero % (13 1/2s, 8/1/01), 2006 ++                         84,088
                                                                                                                ----------
                   Total Units  (cost $943,121)                                                                    763,464

CONVERTIBLE BONDS AND NOTES  (0.6%)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
         $105,000  Chiquita Brands cv. sr. notes 9 5/8s, 2001                                                      107,100
          250,000  Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005                                                  151,200
            4,000  GST Telecommunications, Inc. cv. sr. disc. notes stepped-coupon zero %
                   (13 7/8s, 15/15/00), 2005                                                                         3,720
          103,000  Pricellular Wireless Corp. 144A cv. sub. notes stepped-coupon zero %
                   (10 3/4s, 8/15/00), 2004 ++                                                                      97,850
           50,000  Winstar Communications. Inc. cv sr. disc. notes zero %, 2005                                     32,000
                                                                                                                ----------
                   Total Convertible Bonds and Notes  (cost $273,305)                                              391,870

PURCHASED OPTIONS OUTSTANDING  (0.1%) *
NUMBER OF                                                                           EXPIRATION DATE/
CONTRACTS                                                                           STRIKE PRICE                     VALUE
--------------------------------------------------------------------------------------------------------------------------
ITL       600,000  Italian Government Bond Futures Contracts (Call)                  Nov. 96/$119.60                 9,534
JPY       176,000  Japanese Government Bond Futures Contracts (Call)                 Nov. 96/$117.50                75,106
                                                                                                                ----------
                   Total Purchased Options Outstanding  (cost $72,730)                                              84,640

ASSET-BACKED SECURITIES  (0.1%) * (cost $69,847)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
          $70,000  Associates Manufactured Housing Ser. 96-1, Class A3, 7s, 2027                                    70,394

WARRANTS  (-%) * +                                                                 EXPIRATION
NUMBER OF WARRANTS                                                                 DATE                              VALUE
--------------------------------------------------------------------------------------------------------------------------
              400  Hyperion Telecommunications 144A                                4/15/01                           4,000
               25  Intermedia Communications 144A                                  6/1/00                            1,000
                                                                                                                ----------
                   Total Warrants  (cost $8,612)                                                                     5,000

SHORT-TERM INVESTMENTS  (4.2%) * (cost $2,698,423)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
       $2,698,000   Interest in $374,793,000 joint repurchase agreement dated
                    September 30, 1996 with Morgan Stanley & Co. Inc. due
                    October 1, 1996  with respect to various U.S. Treasury
                    obligations -- maturity value of $2,698,423 for an
                    effective yield of 5.65%                                                                     2,698,423
--------------------------------------------------------------------------------------------------------------------------
                   Total Investments (cost $62,322,907)***                                                      63,193,949
--------------------------------------------------------------------------------------------------------------------------

                *  Percentages indicated are based on net assets of $63,817,094.

              *** The aggregate identified cost on a tax basis is $62,325,651, resulting in gross unrealized appreciation and depreciation of $1,071,245 and $202,947, respectively, or net unrealized appreciation of $868,298.

                +   Non-income-producing security.

               ++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

(2 double daggers) Income may be received in cash or additional securities at the discretion of the issuer.

                   144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

                   TBA after the name of a security represents to be announced securities (Note 1).






---------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at September 30, 1996
(aggregate face value $5,951,030
                                                                                Unrealized
                                           Aggregate Face       Delivery      Appreciation/
                      Market Value             Value              Date        (Depreciation)
---------------------------------------------------------------------------------------------
Australian Dollars      $  640,699           $  640,237         12/18/96       $    462
British Pounds             176,389              176,118         12/18/96            271
Canadian Dollars           150,319              149,319         12/18/96          1,000
Deutshemarks               987,149            1,000,040         12/18/96        (12,891)
Euro Currency              251,042              253,960         12/18/96         (2,918)
French Francs            1,093,971            1,118,030         12/18/96        (24,059)
Italian Lira               473,429              474,550         12/18/96         (1,121)
Japanese Yen             1,832,535            1,890,970         12/18/96        (58,435)
Swedish Krona              247,878              247,806         12/18/96             72
---------------------------------------------------------------------------------------------
                                                                               $(97,619)
---------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at September 30, 1996
(aggregate face value $8,258,515
                                                                                Unrealized
                        Market Value        Aggregate Face       Delivery      Appreciation/
                                                 Value            Date        (Depreciation)
---------------------------------------------------------------------------------------------
Canadian Dollars        $  553,824           $  549,871         12/18/96       $  (3,953)
Danish Krone               878,628              890,649         12/18/96          12,021
Deutshemarks             1,883,994            1,907,321         12/18/96          23,327
French Francs              388,146              397,480         12/18/96           9,334
Italian Lira               910,455              910,360         12/18/96             (95)
Japanese Yen             1,987,897            2,012,283         12/18/96          24,386
Spanish Peseta             453,746              456,838         12/18/96           3,092
Swedish Krona              530,153              530,622         12/18/96             469
Swiss Francs               592,955              603,091         12/18/96          10,136
---------------------------------------------------------------------------------------------
                                                                                  78,717
---------------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
September 30, 1996 (Unaudited)

Assets
------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (identified cost $62,322,907) (Note 1)                                   $63,193,949
------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                             210,500
------------------------------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                                              1,325,163
------------------------------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                                           656,203
------------------------------------------------------------------------------------------------------------------------
Receivable for securities sold                                                                                 1,829,192
------------------------------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                                    84,570
------------------------------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                                                  66,514
------------------------------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                                        45,654
------------------------------------------------------------------------------------------------------------------------
Total assets                                                                                                  67,411,745

Liabilities
------------------------------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                                             92,819
------------------------------------------------------------------------------------------------------------------------
Payable for securities purchased                                                                               3,164,045
------------------------------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                                        66,521
------------------------------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                                      19,948
------------------------------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                                        19,813
------------------------------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                                       1,294
------------------------------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                                            44,355
------------------------------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                                        46,575
------------------------------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                                      103,472
------------------------------------------------------------------------------------------------------------------------
Other accrued expenses                                                                                            35,809
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                                              3,594,651
------------------------------------------------------------------------------------------------------------------------
Net assets                                                                                                   $63,817,094

Represented by
------------------------------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and  4)                                                                             $62,733,518
------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                                     136,463
------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment and foreign currency transactions (Note 1)                            97,402
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and liabilities in foreign currencies                      849,711
------------------------------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares outstanding                                    $63,817,094

Computation of net asset value and offering price
------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share ($22,937,989 divided by 2,696,837 shares)                   $8.51
------------------------------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.51)*                                                             $8.93
------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share ($37,213,370 divided by 4,373,528 shares)**                   $8.51
------------------------------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share ($3,665,735 divided by 430,977 shares)                      $8.51
------------------------------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.51)*                                                             $8.80
-----------------------------------------------------------------------------------------------------------------------

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended September 30,1996 (Unaudited)

Investment Income:
---------------------------------------------------------------------------------------------------------------------
Interest income (net of foreign tax of $2,545)                                                             $1,644,879
---------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                      23,123
---------------------------------------------------------------------------------------------------------------------
Total investment income                                                                                     1,668,002

Expenses:
---------------------------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                                              128,721
---------------------------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                                                 68,184
---------------------------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                                               2,647
---------------------------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                                2,321
---------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                                          16,454
---------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                                         108,206
---------------------------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                                           5,464
---------------------------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                                    706
---------------------------------------------------------------------------------------------------------------------
Reports to shareholders                                                                                        41,851
---------------------------------------------------------------------------------------------------------------------
Registration fees                                                                                              16,425
---------------------------------------------------------------------------------------------------------------------
Auditing                                                                                                       24,175
---------------------------------------------------------------------------------------------------------------------
Legal                                                                                                           5,899
---------------------------------------------------------------------------------------------------------------------
Postage                                                                                                         1,252
---------------------------------------------------------------------------------------------------------------------
Other                                                                                                           1,314
---------------------------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                                              (108,773)
---------------------------------------------------------------------------------------------------------------------
Total expenses                                                                                                314,846
---------------------------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                                    (19,963)
---------------------------------------------------------------------------------------------------------------------
Net expense                                                                                                   294,883
---------------------------------------------------------------------------------------------------------------------
Net investment income                                                                                       1,373,119
---------------------------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                                              109,627
---------------------------------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                                              650
---------------------------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions                                                             (9,129)
---------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in foreign currencies during the period                 (21,331)
---------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                                                  896,947
---------------------------------------------------------------------------------------------------------------------
Net gain on investments                                                                                       976,764
---------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                                       $2,349,883
---------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                                  For the period
                                                                                 Six months    February 26, 1996
                                                                                      ended     (commencement of
                                                                               September 30       operations) to
                                                                                       1996*       March 31,1996
Increase in net assets
--------------------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------------------
Net investment income                                                             $1,373,119           $20,908
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                        101,148            (3,208)
--------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in foreign currencies                         875,616           (25,905)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations                    2,349,883            (8,205)
--------------------------------------------------------------------------------------------------------------
Distributions to shareholders
--------------------------------------------------------------------------------------------------------------
   From net investment income:
    Class A                                                                         (471,670)           (7,673)
--------------------------------------------------------------------------------------------------------------
    Class B                                                                         (693,872)           (8,092)
--------------------------------------------------------------------------------------------------------------
    Class M                                                                          (75,780)           (1,000)
--------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                 53,380,001         9,251,502
--------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                      54,488,562         9,226,532
--------------------------------------------------------------------------------------------------------------
Net assets
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                                9,328,532           102,000
--------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment income of
$136,463 and $4,666, respectively)                                               $63,817,094        $9,328,532
--------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)
                                                                                    For the period
                                                                  Six months     February 26, 1996          Six months
                                                                       ended         (commencement               ended
                                                                September 30     of operations) to        September 30
                                                                 (unaudited)              March 31         (unaudited)
------------------------------------------------------------------------------------------------------------------------------
                                                                        1996                 1996                 1996
------------------------------------------------------------------------------------------------------------------------------
                                                                  Class M                                Class B
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                   $8.38                $8.50                $8.38
------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                .30                  .04   (a)            .28
------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   .11                 (.13)                 .11
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         .41                 (.09)                 .39
------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                   (.28)                (.03)                (.26)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     (.28)                (.03)                (.26)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                         $8.51                $8.38                $8.51
------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)*                      5.04                (1.41)                4.78
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                              $3,666                 $482              $37,213
------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)(d)*                       .76                  0.14                1.00
------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)(d)*            3.80                  .50                 3.56
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)*                                                82.59                18.98                82.59
------------------------------------------------------------------------------------------------------------------------------



Financial highlights (continued)
(For a share outstanding throughout the period)
                                                                For the period                            For the period
                                                                February 26, 1996      Six months         February 26, 1996
                                                                (commencement            ended            (commencement
                                                                of operations) to     September 30        of operations) to
                                                                   March 31           (unaudited)            March 31
-------------------------------------------------------------------------------------------------------------------------------
                                                                         1996                 1996                 1996
-------------------------------------------------------------------------------------------------------------------------------
                                                                                        Class A
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                    $8.50                $8.38                $8.50
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (d)                                                 .03   (a)            .31                  .04   (a)
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                   (.12)                 .11                 (.13)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                         (.09)                 .42                 (.09)
-------------------------------------------------------------------------------------------------------------------------------
Less distributions from:
-------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    (.03)                (.29)                (.03)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                      (.03)                (.29)                (.03)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                          $8.38                $8.51                $8.38
-------------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(b)*                      (1.41)                5.18                (1.41)
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $5,048              $22,938               $3,799
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(c)(d)*                        .20                  .63                  .13
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income to average net assets (%)(d)*              .44                 3.95                  .50
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)*                                                 18.98                82.59                18.98
-------------------------------------------------------------------------------------------------------------------------------
     Not annualized.

 (a) Per share net investment income has been determined on the basis of the weighted average number of shares outsanding during the period.

(b)  Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c)  Includes amounts paid through expense offset arrangements. (Note 2)

(d)  Reflects an expense limitaiton applicable during the period. (Note 2).
     As a result of such limitation, expenses of the Fund reflect a reduction of approximately
     $.02 per share class for each of the periods February 26, 1996 (commencement of operations)
     to March 31, 1996 and the six months ended September 30, 1996.




Notes to financial statements
September 30, 1996 (Unaudited)

Note 1
Significant accounting policies

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The fund seeks high current income consistent with the preservation of capital by investing its assets in debt securities of domestic or foreign issuers, including government and corporate obligations. The fund may also invest in preferred stocks, common stocks, and other equity securities, as well as in cash or money market instruments.

The fund offers class A, class B, and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and may be subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and an ongoing distribution fee that is higher than class A shares and lower than class B shares. Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class including the distribution fees applicable to such class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair market value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

Market quotations are not considered to be readily available for long-term corporate bonds and notes; such investments are stated at fair value on the basis of valuations furnished by a pricing service, approved by the Trustees, or dealers which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account, along with the cash of other registered investment companies managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Discounts on zero coupon bonds, original issue, stepped-coupon bonds and payment in kind bonds are accreted according to the effective yield method.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under Security valuation above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

I) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

J) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $46,575. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter to the extent that expenses (exclusive of brokerage, interest and taxes) of the fund exceed 2.5% of the first $30 million of average net assets, 2.0% of the $70 million and 1.5% of any excess over $100 million and by the amount of certain brokerage commissions and fees (less expenses) received by affiliates of the Manager on the fund's portfolio transactions.

Through September 30, 1996, the fund's manager agreed to limit the fund's expenses to the extent that expenses (exclusive of interest, taxes, deferred organizational, extraordinary expenses and credits from PFTC, if any) exceed an annual rate of 1.00% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided to the fund by Putnam Investor Services, a division of PFTC.

For the six months ended September 30, 1996 fund expenses were reduced by $19,963 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustee's fee of $580, and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of the Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in other Putnam funds until distribution in accordance with the Plan.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and .50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended September 30, 1996, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $37,489 and $2,689 from the sale of class A and class M shares, respectively and received $15,573 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares. For the six months ended September 30, 1996, Putnam Mutual Funds Corp., acting as underwriter received no monies on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended September 30, 1996, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $78,708,016 and $28,699,405, respectively. Purchases and sales of U.S. government obligations aggregated $13,963,589 and $13,914,690, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Written option transactions during the year are summarized as follows:

                       Contract        Premiums
                        Amounts        Received
----------------------------------------------------
Written options
outstanding at
beginning of period    $     --         $  --
----------------------------------------------------
Options opened          200,000           650

Options expired        (200,000)         (650)

Options closed
----------------------------------------------------
Written options
outstanding at
end of period          $     --         $  --
----------------------------------------------------

Note 4
Capital shares
At September 30, 1996, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                           For the six months
                        ended September 30, 1996
----------------------------------------------------
Class A                 Shares            Amount
----------------------------------------------------
Shares sold          2,770,631       $23,157,240
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions           41,322           346,818
----------------------------------------------------
                     2,811,953        23,504,058

Shares
repurchased           (568,420)       (4,760,720)
----------------------------------------------------
Net increase         2,243,533       $18,743,338
----------------------------------------------------

                              For the period
                            February 26, 1996
                            (commencement of
                             operations) to
                             March 31, 1996
----------------------------------------------------
Class A                 Shares            Amount
----------------------------------------------------
Shares sold            461,199        $3,876,904
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              611             5,124
----------------------------------------------------
                       461,810         3,882,028

Shares
repurchased            (20,271)         (170,759)
----------------------------------------------------
Net increase           441,539        $3,711,269
----------------------------------------------------

                           For the six months
                       ended September 30, 1996
----------------------------------------------------
Class B                 Shares            Amount
----------------------------------------------------
Shares sold          4,299,767       $35,937,941
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions           60,131           504,986
----------------------------------------------------
                     4,359,898        36,442,927

Shares
repurchased           (588,606)       (4,924,598)
----------------------------------------------------
Net increase         3,771,292       $31,518,329
----------------------------------------------------

                             For the period
                           February 26, 1996
                           (commencement of
                            operations) to
                            March 31, 1996
----------------------------------------------------
Class B                 Shares            Amount
----------------------------------------------------
Shares sold            618,364        $5,194,019
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions              597             5,001
----------------------------------------------------
                       618,961         5,199,020

Shares
repurchased            (16,843)         (141,112)
----------------------------------------------------
Net increase           602,118        $5,057,908
----------------------------------------------------

                             For the six months
                         ended September 30, 1996
----------------------------------------------------
Class M                 Shares            Amount
----------------------------------------------------
Shares sold            424,811        $3,546,510
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions            6,545            54,908
----------------------------------------------------
                       431,356         3,601,418

Shares
repurchased            (57,954)         (483,084)
----------------------------------------------------
Net increase           373,402        $3,118,334
----------------------------------------------------

                            For the period
                          February 26, 1996
                           (commencement of
                            operations) to
                            March 31, 1996
----------------------------------------------------
Class M                 Shares            Amount
----------------------------------------------------
Shares sold             59,906          $502,851
----------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions               51               424
----------------------------------------------------
                        59,957           503,275

Shares
repurchased             (2,500)          (20,950)
----------------------------------------------------
Net increase            57,457          $482,325
----------------------------------------------------



PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund *

Health Sciences Trust

International Growth Fund +

International New Opportunities Fund

Investors Fund

New Opportunities Fund

OTC Emerging Growth Fund

Vista Fund

Voyager Fund

Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Diversified Income Trust II

Federal Income Trust

Global Governmental Income Trust

High Yield Advantage Fund

High Yield Trust

Income Fund

Intermediate U.S. Government

Income Fund

Preferred Income Fund

U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

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Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [DOUBLE DAGGER]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

LIFESTAGESM FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments to help maximize your return and reduce your risk.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS [SECTION MARK]

Putnam money market funds: **

California Tax Exempt Money Market Fund

Money Market Fund

New York Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

CDs and savings accounts++

*              Formerly Natural Resources Fund

+              Formerly Overseas Growth Fund

[DOUBLE DAGGER]Not available in all states.


[SECTION MARK] Relative to above.

 ** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

++ Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Our commitment to quality service

*CHOOSE AWARD-WINNING SERVICE

Putnam Investor Services has won the DALBAR Quality Tested Service Seal for the past six years. In 1995, over 146,000 tests of 56 shareholder service components demonstrated that Putnam outperformed the industry standard in every category.

*HELP YOUR INVESTMENT GROW

Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.*

*SWITCH FUNDS EASILY

You can move money from one account to another with the same class of shares without a service charge. (This privilege is subject to change or termination.)

*ACCESS YOUR MONEY QUICKLY

You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative.

To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number: 1-800-225-1581.

*Regular investing of course, does not guarantee a profit or protect against a loss in a declining market.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
Eli Shapiro
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

Neil J. Powers
Vice President and Fund Manager

Jennifer E. Leichter
Vice President and Fund Manager

D. William Kohli
Vice President and Fund Manager

Michael Martino
Vice President and Fund Manager

Mark J. Siegel
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Diversified Income Trust II. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.



PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Putnam
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28364-896/2BQ/2BR     11/96